8 GOODWILL	12 Months Ended
Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
GOODWILL

NOTE 8.            GOODWILL:

Goodwill represents the excess of the aggregate purchase price over the fair value of the net assets acquired in businesses combinations.  Goodwill was comprised of the following amounts:

	December 31, 2016	December 31, 2015
Virtuoso	$939,881	$-
DCM	10,416,000	-
Bigtech	314,555	-
Ameri Consulting Service Pvt. Ltd.	1,948,118	-
Ameri Georgia	3,470,522	3,470,522
Total	$17,089,076	$3,470,522